ORGANIZATION AND BASIS OF PRESENTATION - Schedule of subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Entity incorporation, State or Country code	E9
Ascendium Group Limited ("Ascendium")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Sep. 10, 2007
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
China Medical Services Holdings Limited ("CMS Holdings")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jul. 18, 2008
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. ("Aohua Technology ")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Feb. 21, 2008
Percentage of ownership by the Company	42.09%
Principal activities	Leasing of medical equipment and provision of management services
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Mar. 21, 2003
Percentage of ownership by the Company	98.19%
Principal activities	Leasing of medical equipment and provision of management services
Meizhong Jiahe Medical Technology Development Group Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jul. 23, 2008
Percentage of ownership by the Company	42.09%
Principal activities	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. ("Yundu")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jul. 26, 2007
Percentage of ownership by the Company	42.09%
Principal activities	Provision of management services
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Apr. 22, 2010
Percentage of ownership by the Company	98.19%
Principal activities	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jun. 29, 2011
Percentage of ownership by the Company	33.67%
Principal activities	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jun. 03, 2013
Percentage of ownership by the Company	85.71%
Principal activities	Investment holding
Shanghai Concord Cancer Center Co., Ltd ("SHC")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Mar. 17, 2014
Percentage of ownership by the Company	44.10%
Principal activities	Medical treatment and service business
Datong Meizhong Jiahe Cancer Center ("DTMZ")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Oct. 23, 2014
Percentage of ownership by the Company	42.09%
Principal activities	Medical treatment and service business
Wuxi Concord Medical Development Ltd. ("Wuxi Concord")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Dec. 29, 2015
Percentage of ownership by the Company	100.00%
Principal activities	Provision of management services
Beijing Concord Medical Technology Ltd.("BJCMT")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jan. 04, 2016
Percentage of ownership by the Company	100.00%
Principal activities	Provision of management services
Beijing Century Friendship Science & Technology Development Co., Ltd ("Beijing Century Friendship")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	98.19%
Principal activities	Provision of management services and investment holding
Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	54.01%
Principal activities	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	39.94%
Principal activities	Medical treatment and service business
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	18.70%
Principal activities	Medical treatment and service business
Wuxi Meizhongjiahe Cancer Center ("Wuxi MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	98.45%
Principal activities	Medical treatment and service business
Yinchuan Meizhong Jiahe Internet Hospital Ltd. ("YCIH")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Oct. 18, 2020
Percentage of ownership by the Company	42.09%
Principal activities	Medical treatment and service business
US Proton Therapy Holdings Limited ("Proton BVI")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jun. 29, 2011
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
US Proton Therapy Holdings Limited ("US Proton")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	May 16, 2011
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Guangzhou Concord Hospital Management Co., Ltd. ("GCHM") (formerly known as Guangzhou New Spring Hospital Management Ltd.)
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Apr. 21, 2020
Percentage of ownership by the Company	29.46%
Principal activities	Medical treatment and service business
Guangzhou Concord Medical Cancer Ltd. ("GCMC") (formerly known as Guangzhou New Spring Medical Cancer Ltd)
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Apr. 21, 2020
Percentage of ownership by the Company	29.46%
Principal activities	Investment holding
Beijing Healthingkon Technology Co Ltd ("Healthingkon")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Jan. 04, 2021
Percentage of ownership by the Company	11.09%
Principal activities	Leasing of medical equipment and technical service
Guangzhou Concord Medical Technology Innovation Center Co., Ltd ("GCMTIC")
ORGANIZATION AND BASIS OF PRESENTATION
Date of establishment/acquisition	Apr. 22, 2021
Percentage of ownership by the Company	42.09%
Principal activities	Technical service